Note 27 - Financial Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of financial income (expense), net [text block]
	2024	2023

Financial income	5,584	3,360

Financial expenses
Interest on loans and export prepayment (1)	(28,724)	(15,245)
Contractual penalty fee (2)	(6,978)	-
Foreign exchange on tax/fees	(5,332)	(2,472)
Interest and late payment penalties on taxes	(1,699)	(1,945)
Accretion of leases	(511)	(456)
Accretion of asset retirement obligation	(213)	(731)
Other expenses	(997)	(696)
	(38,870)	(18,185)
Foreign exchange variation on net assets (3)	(45,306)	8,292
	(84,176)	(9,893)